Long term incentive Programs and mangement remuneration (Details 1) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Long-Term Incentive Programs and Management remuneration
Beginning balance	2,450,849	295,334
Shares granted	2,300,000	2,300,000
Shares delivered	(66,936)	(144,485)
Ending Balance	4,683,913	2,450,849